Commitments and Contingencies - Additional Information (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 11, 2021 USD ($) ft²	Jun. 30, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Commitments And Contingencies [Line Items]
Rent expense			$ 8,000,000.0	$ 2,100,000
Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement renewal term		3 years
Minimum period of notice required to terminate agreement		12 months
Boston Lease Agreement | Boston, Massachusetts
Commitments And Contingencies [Line Items]
Office space | ft²	9,801
Lease expiration date	Dec. 31, 2022
Future minimum operating lease payments	$ 900,000
Lease period	2 years
UCLB | License Agreement
Commitments And Contingencies [Line Items]
Milestones achievement			0		$ 0
Accrued milestone payments			$ 0		$ 0